STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

January 31, 2022 (Unaudited)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 15.5%
Curacao - 3.0%
Merrill Lynch International & Co., Structured Notes, Ser. 3		0.00	1/24/2025	118,657,400	[b,c]	119,760,914
France - .3%
Altice France, Sr. Scd. Bonds	EUR	4.13	1/15/2029	4,944,000		5,290,472
Banijay Entertainment, Sr. Scd. Notes		5.38	3/1/2025	500,000	[d]	510,530
Iliad Holding, Sr. Scd. Notes	EUR	5.63	10/15/2028	5,576,000		6,387,446
					12,188,448
Germany - .1%
TK Elevator Midco GmbH, Sr. Scd. Bonds	EUR	4.38	7/15/2027	2,718,000		3,089,144
India - .0%
National Highways Authority of India, Sr. Unscd. Bonds	INR	7.30	5/18/2022	160,000,000		2,153,045
Italy - .6%
Intesa Sanpaolo, Gtd. Notes		7.70	9/17/2025	9,506,000	[d,e,f]	10,456,600
UniCredit, Jr. Sub. Bonds		8.00	6/3/2024	5,625,000	[f]	6,105,932
UniCredit, Jr. Sub. Notes	EUR	3.88	6/3/2027	8,882,000	[f]	9,166,693
					25,729,225
Luxembourg - .2%
Summer BC Holdco B, Sr. Scd. Bonds	EUR	5.75	10/31/2026	6,583,000		7,598,867
Mexico - .4%
Sigma Alimentos, Gtd. Notes		4.13	5/2/2026	13,823,000		14,412,966
Netherlands - .1%
Ziggo, Sr. Scd. Bonds	EUR	2.88	1/15/2030	3,571,000		3,816,002
Spain - .8%
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Bonds	EUR	5.88	9/24/2023	6,000,000	[f]	7,054,244
Banco Bilbao Vizcaya Argentaria, Jr. Sub. Notes	EUR	6.00	3/29/2024	7,200,000	[f]	8,515,931
Banco Santander, Jr. Sub. Bonds	EUR	4.75	3/19/2025	7,800,000	[e,f]	8,754,515
Banco Santander, Jr. Sub. Bonds	EUR	5.25	9/29/2023	5,200,000	[f]	6,090,631
					30,415,321
United Kingdom - 4.1%
Barclays Bank, Structured Notes, Ser. 000S		0.00	8/15/2022	71,827,500	[b]	70,732,522
Barclays Bank, Structured Notes, Ser. GN0U		0.00	8/12/2022	71,827,500	[b]	73,182,965
Lloyds Banking Group, Jr. Sub. Bonds	EUR	4.95	6/27/2025	8,562,000	[e,f]	10,280,284

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)		Maturity Date	Principal Amount ($)	[a]	Value ($)
Bonds and Notes - 15.5% (continued)
United Kingdom - 4.1% (continued)
TESCO, Sr. Unscd. Notes	GBP	6.13	2/24/2022	74,000		99,839
Vmed O2 UK Financing I, Sr. Scd. Bonds	GBP	4.00	1/31/2029	7,588,000		9,525,697
					163,821,307
United States - 5.9%
Ball, Gtd. Notes		2.88	8/15/2030	6,402,000		5,949,059
CCO Holdings, Sr. Unscd. Notes		5.50	5/1/2026	3,125,000	[d]	3,202,344
Sprint, Gtd. Notes		7.13	6/15/2024	3,786,000		4,131,264
Sprint Capital, Gtd. Notes		8.75	3/15/2032	4,597,000		6,428,790
U.S. Treasury Notes		2.00	2/15/2022	211,000,000		211,154,625
United Airlines, Sr. Scd. Notes		4.38	4/15/2026	1,224,000	[d]	1,217,109
					232,083,191
Total Bonds and Notes (cost $609,644,516)				615,068,430
Description				Shares		Value ($)
Common Stocks - 46.6%
Australia - .4%
OZ Minerals				508,378	[g]	8,761,765
The Star Entertainment Group				3,375,043	[g]	8,195,531
					16,957,296
China - 2.3%
Alibaba Group Holding				1,528,969	[g]	24,002,282
Foshan Haitian Flavouring & Food, Cl. A				669,702	[g]	10,171,353
JD.com, Cl. A				6,766	[g]	252,305
LONGi Green Energy Technology, CI. A				1,645,228	[g]	18,510,634
NARI Technology, Cl. A				1,837,740	[g]	10,279,491
Tencent Holdings				142,095	[g]	8,673,097
Tencent Music Entertainment Group, ADR				1,014,880	[g]	6,271,958
Yum China Holdings				261,606		12,601,561
					90,762,681
Denmark - .4%
Orsted				139,189	[d,g]	14,830,714
Finland - .4%
Neste				315,040	[g]	14,138,079
France - 2.0%
Air Liquide				9,708	[g]	1,664,894
Bureau Veritas				582,768	[g]	16,689,946
Legrand				110,123	[g]	11,206,993
L'Oreal				46,925	[g]	20,087,318
LVMH				38,447		31,612,439
					81,261,590

Description	Shares		Value ($)
Common Stocks - 46.6% (continued)
Germany - 2.3%
Bayer	500,987	[g]	30,372,307
Continental	195,893	[g]	18,754,718
RWE	959,119	[g]	40,299,242
		89,426,267
Guernsey - .0%
Amedeo Air Four Plus	2,136,949		887,165
Hong Kong - 1.3%
AIA Group	2,699,600	[g]	28,041,459
Link REIT	2,685,500		23,028,036
		51,069,495
India - .5%
Housing Development Finance	586,789	[g]	19,984,722
Ireland - 2.7%
Accenture, Cl. A	58,070		20,532,391
Medtronic	370,307		38,323,071
Ryanair Holdings, ADR	291,150	[g]	32,498,163
Trane Technologies	101,674		17,599,769
		108,953,394
Japan - 1.5%
Sony Group	398,500		44,519,724
Suzuki Motor	321,900		13,743,860
		58,263,584
Netherlands - 1.9%
ASML Holding	43,252		29,584,419
Shell	1,204,898		30,571,736
Universal Music Group	634,025	[g]	15,748,671
		75,904,826
Norway - .2%
TOMRA Systems	143,172	[g]	7,152,099
South Korea - .6%
Samsung SDI	47,346		23,416,542
Switzerland - 3.0%
Alcon	299,469	[g]	23,094,752
Chubb	148,506		29,297,264
Lonza Group	23,327	[g]	16,056,732
Nestle	138,257	[g]	17,811,916
TE Connectivity	241,762		34,574,384
		120,835,048
United Kingdom - 9.9%
3i Group	899,864		16,765,576
Associated British Foods	273,801		7,205,156
AstraZeneca	377,228	[g]	43,772,748
BAE Systems	1,840,744	[g]	14,362,291
Barratt Developments	1,649,462	[g]	13,666,718

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 46.6% (continued)
United Kingdom - 9.9% (continued)
Diageo	482,532		24,322,943
Ferguson	81,586	[g]	12,842,794
Informa	1,455,936	[g]	11,034,857
Linde	155,374		49,514,586
Octopus Renewables Infrastructure Trust	19,607,364		28,134,638
Persimmon	440,026	[g]	14,290,024
Prudential	2,256,208	[g]	37,946,654
RELX	1,092,550	[g]	33,587,764
SDCL Energy Efficiency Income Trust	18,719,270		29,127,973
Taylor Wimpey	7,354,884	[g]	15,059,766
Travis Perkins	737,930	[g]	14,923,842
Unilever	467,247		23,725,119
Wickes Group	849,928	[g]	2,357,944
		392,641,393
United States - 17.2%
Abbott Laboratories	182,663		23,282,226
Alphabet, Cl. A	10,928	[g]	29,571,933
Amazon.com	8,229	[g]	24,616,807
American Tower	35,041	[h]	8,812,812
Bank of America	624,879		28,831,917
Brixmor Property Group	1,096,822	[h]	27,815,406
CME Group	145,742		33,447,789
ConocoPhillips	1,199,861		106,331,682
Dominion Energy	228,446		18,426,454
Ecolab	95,314		18,057,237
Elanco Animal Health	462,225	[g]	12,036,339
Eli Lilly & Co.	44,409		10,897,525
Eversource Energy	166,444		14,895,074
Hubbell	75,569		14,153,318
JPMorgan Chase & Co.	312,814		46,484,160
Lockheed Martin	37,962		14,772,153
Mastercard, Cl. A	50,899		19,666,356
Microsoft	98,578		30,655,786
Morgan Stanley	152,259		15,612,638
NIKE, Cl. B	181,403		26,860,342
Norfolk Southern	164,238		44,671,094
Otis Worldwide	283,736		24,239,567
salesforce.com	87,308	[g]	20,310,460
The Cooper Companies	41,710		16,613,093
The Goldman Sachs Group	59,716		21,180,071

Description				Shares		Value ($)
Common Stocks - 46.6% (continued)
United States - 17.2% (continued)
Thermo Fisher Scientific				46,752		27,176,938
					679,419,177
Total Common Stocks (cost $1,525,430,536)				1,845,904,072
Description /Number of Contracts/Counterparty	Exercise Price		Expiration Date	Notional Amount ($)		Value ($)
Options Purchased - 1.8%
Call Options - .7%
S&P 500 Index, Contracts 1,336		4,800	2/28/2022	641,280,000		948,560
S&P 500 Index, Contracts 487		4,750	2/28/2022	231,325,000		579,530
Ftse 100 Index, Contracts 3,928	GBP	7,500	12/16/2022	294,600,000		25,658,400
					27,186,490
Put Options - 1.1%
Euro Stoxx 50 Price EUR, Contracts 8,202	EUR	3,950	3/18/2022	323,979,000		6,892,474
S&P 500 Index, Contracts 832		4,500	11/18/2022	374,400,000		28,741,440
S&P 500 Index, Contracts 820		4,450	3/18/2022	364,900,000		9,495,600
					45,129,514
Total Options Purchased (cost $72,033,894)				72,316,004

Preferred Stocks - .9%
Germany - .9%
Volkswagen (cost $30,926,447)		2.56		176,594	[g]	36,393,725

Exchange-Traded Funds - .3%
United States - .3%
U.S. Copper Index Fund (cost $9,314,077)				370,235	[g,i]	9,811,228
Description	1-Day Yield (%)			Shares		Value ($)
Investment Companies - 31.9%
Closed-end Investment Companies - 4.9%
BBGI Global Infrastructure				5,358,752	[g]	12,493,046
Cordiant Digital Infrastructure				9,230,593	[d,e]	13,166,908
Greencoat UK Wind				18,901,726		36,120,308
JLEN Environmental Assets Group				4,341,058		6,162,946
Riverstone Credit Opportunities Income				3,871,998		3,465,438
The Aquila European Renewables Income Fund				19,049,880		22,140,742
The BioPharma Credit Fund				19,756,560		19,495,163
The Gresham House Energy Storage Fund				7,841,693	[e]	13,999,238
The Hipgnosis Songs Fund				12,996,706	[g]	20,727,726

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies - 31.9% (continued)
Closed-end Investment Companies - 4.9% (continued)
The Renewables Infrastructure Group		18,605,023	33,423,503
US Solar Fund		12,016,238	11,613,258
			192,808,276
Registered Investment Companies - 27.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares	0.09	1,068,920,138	[j] 1,068,920,138
Total Investment Companies (cost $1,251,348,561)		1,261,728,414

Investment of Cash Collateral for Securities Loaned - .6%
Registered Investment Companies - .6%
Dreyfus Institutional Preferred Government Plus Money Market Fund, SL Shares (cost $23,835,701)	0.09	23,835,701	[j] 23,835,701
Total Investments (cost $3,522,533,732)		97.6%	3,865,057,574
Cash and Receivables (Net)		2.4%	93,314,405
Net Assets		100.0%	3,958,371,979

ADR—American Depository Receipt

ETF—Exchange-Traded Fund

REIT—Real Estate Investment Trust

EUR—Euro

GBP—British Pound

INR—Indian Rupee

a Amount stated in U.S. Dollars unless otherwise noted above.

b Security issued with a zero coupon. Income is recognized through the accretion of discount.

c Security purchased on a when-issued or delayed basis for which the fund has not taken delivery as of January 31, 2022.

d Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2022, these securities were valued at $43,384,205 or 1.1% of net assets.

e Security, or portion thereof, on loan. At January 31, 2022, the value of the fund’s securities on loan was $21,651,545 and the value of the collateral was $23,835,701. In addition, the value of collateral may include pending sales that are also on loan.

f Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.

g Non-income producing security.

h Investment in real estate investment trust within the United States.

i These securities are wholly-owned by the Subsidiary referenced in Note 1.

j Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF FUTURES
BNY Mellon Global Real Return Fund

January 31, 2022 (Unaudited)

Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized (Depreciation) ($)
Futures Long
FTSE 250 Index	225	3/18/2022	13,914,967[a]	13,226,453	(688,514)
FTSE China A50 Index	2,552	2/25/2022	38,705,291	37,644,552	(1,060,739)
Nikkei 225 Index	348	3/10/2022	85,719,670[a]	81,798,749	(3,920,921)
Futures Short
E-mini Nasdaq-100	697	3/18/2022	194,552,216	207,775,700	(13,223,484)
Gross Unrealized Depreciation				(18,893,658)

a Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

See notes to consolidated financial statements.

STATEMENT OF OPTIONS WRITTEN
BNY Mellon Global Real Return Fund

January 31, 2022 (Unaudited)

Description/ Contracts	Exercise Price	Expiration Date	Notional Amount	[a]	Value ($)
Call Options:
Ftse 100 Index, Contracts 3,928	7,800	12/16/2022	306,384,000	GBP	(16,255,075)
Put Options:
Euro Stoxx 50 Price EUR, Contracts 8,202	3,750	3/18/2022	307,575,000	EUR	(3,989,894)
Nasdaq 100 Stock Index, Contracts 68	13,000	3/18/2022	88,400,000		(929,628)
S&P 500 Index, Contracts 832	4,200	11/18/2022	349,440,000		(21,258,432)
S&P 500 Index, Contracts 820	4,250	3/18/2022	348,500,000		(5,424,300)
Ftse 100 Index, Contracts 1,964	7,100	2/18/2022	139,444,000	GBP	(1,402,575)
Total Options Written (premiums received $50,549,894)					(49,259,904)

a Notional amount stated in U.S. Dollars unless otherwise indicated.

EUR—Euro

GBP—British Pound

See notes to consolidated financial statements.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
BNY Mellon Global Real Return Fund

January 31, 2022 (Unaudited)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital
Japanese Yen	1,173,414,217	United States Dollar	10,161,177	2/18/2022	36,722
United States Dollar	77,261,899	Japanese Yen	8,810,733,652	2/18/2022	689,647
Euro	6,951,163	United States Dollar	7,954,378	4/12/2022	(131,474)
CIBC World Markets
United States Dollar	3,226,305	Hong Kong Dollar	25,159,251	2/4/2022	(453)
Hong Kong Dollar	46,171,666	United States Dollar	5,925,364	2/18/2022	(3,707)
Euro	17,428,605	United States Dollar	19,726,151	4/12/2022	(111,835)
Swiss Franc	2,477,519	United States Dollar	2,719,730	2/18/2022	(44,869)
Citigroup
Swiss Franc	3,746,286	United States Dollar	4,047,514	2/18/2022	(2,825)
Euro	30,180,136	United States Dollar	33,743,538	4/12/2022	221,472
J.P. Morgan Securities
British Pound	14,313,264	United States Dollar	19,221,391	4/12/2022	20,869
Danish Krone	34,119,145	United States Dollar	5,163,010	3/16/2022	(6,181)
RBS Securities
Hong Kong Dollar	28,521,267	United States Dollar	3,659,753	2/18/2022	(1,814)
Swiss Franc	20,926,155	United States Dollar	22,630,110	2/18/2022	(37,124)
United States Dollar	10,703,288	Swiss Franc	9,815,729	2/18/2022	105,707
United States Dollar	1,136,673	Japanese Yen	128,226,719	2/18/2022	22,281
Danish Krone	14,104,949	United States Dollar	2,152,467	3/16/2022	(20,620)
State Street Bank and Trust Company
United States Dollar	97,563,684	Euro	84,057,031	2/18/2022	3,095,922
United States Dollar	531,463,489	British Pound	393,533,835	4/12/2022	2,410,141
Danish Krone	12,738,016	United States Dollar	1,955,940	3/16/2022	(30,693)
Russian Ruble	2,018,086,956	United States Dollar	25,909,383	4/12/2022	(288,136)

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS (Unaudited) (continued)

Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
State Street Bank and Trust Company(continued)
Swiss Franc	33,783,273	United States Dollar	36,536,451	2/18/2022	(62,239)
United States Dollar	121,649,292	Swiss Franc	111,066,652	2/18/2022	1,735,849
United States Dollar	30,613,859	Indian Rupee	2,306,723,652	4/12/2022	(17,277)
United States Dollar	85,014,630	Japanese Yen	9,659,746,174	2/18/2022	1,063,787
United States Dollar	86,624,054	Hong Kong Dollar	674,500,661	2/18/2022	117,284
United States Dollar	45,020,762	Chinese Yuan Renminbi	289,186,362	4/12/2022	(207,362)
UBS Securities
United States Dollar	9,837,010	British Pound	7,256,762	4/12/2022	81,268
United States Dollar	606,866,478	Euro	535,658,454	4/12/2022	4,031,403
Hong Kong Dollar	26,290,098	United States Dollar	3,375,518	2/18/2022	(3,733)
Danish Krone	99,424,611	United States Dollar	15,028,954	3/16/2022	(1,739)
United States Dollar	37,495,347	Danish Krone	246,940,790	3/16/2022	172,270
Gross Unrealized Appreciation					13,804,622
Gross Unrealized Depreciation					(972,081)

See notes to consolidated financial statements.

STATEMENT OF INVESTMENTS
BNY Mellon Global Real Return Fund

January 31, 2022 (Unaudited)

The following is a summary of the inputs used as of January 31, 2022 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs		Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Corporate Bonds	-	401,760,760		-	401,760,760
Equity Securities - Common Stocks	920,632,324	925,271,748	††	-	1,845,904,072
Equity Securities - Preferred Stocks	-	36,393,725	††	-	36,393,725
Exchange-Traded Funds	9,811,228	-		-	9,811,228
Foreign Governmental	-	2,153,045		-	2,153,045
Investment Companies	1,092,755,839	192,808,276	††	-	1,285,564,115
U.S. Treasury Securities	-	211,154,625		-	211,154,625
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	13,804,622		-	13,804,622
Options Purchased	72,316,004	-		-	72,316,004
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts†††	-	(972,081)		-	(972,081)
Futures†††	(18,893,658)	-		-	(18,893,658)
Options Written	(49,259,904)	-		-	(49,259,904)

† See Consolidated Statement of Investments for additional detailed categorizations, if any.

†† Securities classified within Level 2 at period end as the values were determined pursuant to the fund’s fair valuation procedures.

††† Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”) approved by the Board Members (“Board”). Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the mean between the quoted bid prices (as obtained by a Service from dealers in such securities) and asked prices (as calculated by a Service based upon its evaluation of the market for such securities). Securities are valued as determined by a Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board.These securities are generally categorized within Level 2 of the fair value hierarchy.

Each Service and independent valuation firm is engaged under the general oversight of the Board.

Fair valuing of securities may be determined with the assistance of a Service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.

Financial futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy. Forward contracts are valued at the forward rate and are generally categorized within Level 2 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2022 is discussed below.

Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default.

Options Transactions: The fund purchases and writes (sells) put and call options to hedge against changes in the values of interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to market riskinterest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying financial instrument at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying financial instrument at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument increases between those dates. The maximum payout for those contracts is limited to the number of call option contracts written and the related strike prices, respectively.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss if the price of the financial instrument decreases between those dates. The maximum payout for those contracts is limited to the number of put option contracts written and the related strike prices, respectively.

As a writer of an option, the fund has no control over whether the underlying financial instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the financial instrument underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received. The Statement of Operations reflects any unrealized gains or losses which occurred during the period as well as any realized gains or losses which occurred upon the expiration or closing of the option transaction.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is generally limited to the unrealized gain on each open contract. This risk may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.

At January 31, 2022, accumulated net unrealized appreciation on investments was $342,523,842, consisting of $413,719,598 gross unrealized appreciation and $71,195,756 gross unrealized depreciation.

At January 31, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.